Shareholders' Equity - Summary of Vesting Activity Related to Restricted Share Units (Details) - Restricted Stock Units (RSUs) [Member] - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vested over remaining service period	325,490	318,851
Forfeited	(13,835)	(70,126)
Progressive Waste Solutions Ltd. [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Cash settled	(5,803)	(5,203)